Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 19, 2018	Mar. 30, 2018	Feb. 02, 2018	Apr. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Common stock, shares authorized					450,000,000	450,000,000
Preferred stock, shares authorized					50,000,000	50,000,000
Common stock, par value					$ 0.001	$ 0.001
Preferred stock, par value					$ 0.001	$ 0.001
Common stock, shares outstanding					21,060,190	21,088,539	20,877,893
Preferred stock, shares outstanding
F-3 Registration Statement [Member]
Maximum offering amount under registration statement			$ 100,000
Maximum number of shares for sale under registration statement			5,233,222
Prospectus Supplement Filed for Shelf Registration Statement Related to ATM Program [Member]
Maximum offering amount under registration statement		$ 2,300
Prospectus Supplement Amended for Shelf Registration Statement Related to ATM Program [Member]
Maximum offering amount under registration statement	$ 3,675
ATM Program [Member]
Number of common stock issued under ATM				28,349	182,297